Property, equipment and software, net - Summary of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 12,654	¥ 27,645
Less: accumulated depreciation - Furniture, electronic equipment and vehicles		(4,434)	(3,314)
accumulated amortization - Vehicles		(193)	(188)
accumulated amortization - Software		(809)	(3,435)
accumulated amortization - Leasehold improvement		(1,510)	(348)
Property, equipment and software, net	$ 875	5,708	20,360
Furniture and electronic equipment
Property, Plant and Equipment [Line Items]
Total property, equipment and software		6,373	5,398
Vehicles
Property, Plant and Equipment [Line Items]
Total property, equipment and software		296	425
Software
Property, Plant and Equipment [Line Items]
Total property, equipment and software		1,516	18,948
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 4,469	¥ 2,874